CONSOLIDATED INCOME STATEMENT (Parenthetical) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED INCOME STATEMENT
related-party revenue	$ 205	$ 236	$ 146	$ 154	$ 704	$ 645	$ 613
Related-party cost of services	$ 961	$ 924	$ 906	$ 1,006	$ 3,979	$ 3,767	$ 3,592